Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests	Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests

The following table provides the changes, net of tax, in Accumulated other comprehensive loss:
	Net Unrealized Gain/(Losses)			Benefit Plans
(MILLIONS OF DOLLARS)	Foreign Currency Translation Adjustments	Derivative Financial Instruments	Available-For-Sale Securities	Actuarial Gains/(Losses)	Prior Service (Costs)/ Credits and Other	Accumulated Other Comprehensive Income/(Loss)
Balance, January 1, 2017	$(6,659)	$348	$(131)	$(5,473)	$879	$(11,036)
Other comprehensive income/(loss)(a)	1,479	(378)	532	211	(129)	1,715
Balance, December 31, 2017	(5,180)	(30)	401	(5,262)	750	(9,321)
Other comprehensive income/(loss) due to the adoption of new accounting standards(b)	(2)	(1)	(416)	(637)	144	(913)
Other comprehensive income/(loss)(a)	(893)	198	(53)	(128)	(166)	(1,041)
Balance, December 31, 2018	(6,075)	167	(68)	(6,027)	728	(11,275)
Other comprehensive income/(loss)(a)	123	(146)	33	(231)	(144)	(365)
Balance, December 31, 2019	$(5,952)	$20	$(35)	$(6,257)	$584	$(11,640)

(a)
Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $11 million loss in 2019, $20 million loss in 2018 and $14 million income in 2017. Amounts in 2019 include after-tax gains of approximately $978 million related to foreign currency translation adjustments attributable to our equity method investment in GSK Consumer Healthcare (see Note 2C), partially offset by the strengthening of the U.S. dollar against the euro and the Australian dollar, and the results of our net investment hedging program.

(b)
Amounts represent the cumulative effect adjustments as of January 1, 2018 from the adoption of new accounting standards related to (i) financial assets and liabilities and (ii) the reclassification of certain tax effects from AOCI. For additional information, see Notes to Consolidated Financial Statements––Note 1B. Basis of Presentation and Significant Accounting Policies: Adoption of New Accounting Standards in 2018 in our 2018 Financial Report.

As of December 31, 2019, we estimate that we will reclassify into 2020 income the following pre-tax amounts currently held in Accumulated other comprehensive loss: $179 million of unrealized pre-tax net gains on derivative financial instruments (which are expected to be offset primarily by net losses from foreign currency exchange-denominated forecasted intercompany inventory sales upon the sale of the inventory to a third party); $265 million of actuarial losses related to benefit plan obligations and plan assets and other benefit plan items; and $178 million of prior service credits, primarily related to benefit plan amendments.